Shareholder Report	1 Months Ended	6 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Strategy Shares
Entity Central Index Key		0001506213
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2024
C000215105
Shareholder Report [Line Items]
Fund Name		Day Hagan/Ned Davis Research Smart Sector ETF
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about Day Hagan/Ned Davis Research Smart Sector ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.dhfunds.com/literature. You can also request this information by contacting us at 1-800-594-7930.
Additional Information Phone Number		1-800-594-7930
Additional Information Website		https://www.dhfunds.com/literature
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference+
Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)	$36	0.68%

+   Annualized for periods less than one year

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.68%
AssetsNet	$ 596,788,925	$ 596,788,925
Holdings Count | Holding	13	13
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$596,788,925
Number of Portfolio Holdings	13
Portfolio Turnover Rate	33%

Holdings [Text Block]

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Total Investments
Utilities Select Sector SPDR Fund ETF	2.8%
Energy Select Sector SPDR Fund ETF	3.6%
Invesco S&P 500 Equal Weight ETF	5.2%
Consumer Staples Select Sector SPDR Fund ETF	5.4%
Communication Services Select Sector SPDR Fund ETF	6.2%
Industrial Select Sector SPDR Fund ETF	8.4%
Health Care Select Sector SPDR Fund ETF	10.5%
Financial Select Sector SPDR Fund ETF	11.8%
Consumer Discretionary Select Sector SPDR Fund ETF	12.2%
Technology Select Sector SPDR Fund ETF	29.2%

Material Fund Change Strategies [Text Block]		* Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.
C000230670
Shareholder Report [Line Items]
Fund Name		Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.dhfunds.com/literature. You can also request this information by contacting us at 1-800-594-7930.
Additional Information Phone Number		1-800-594-7930
Additional Information Website		https://www.dhfunds.com/literature
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference+
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI)	$35	0.68%

+   Annualized for periods less than one year

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.68%
AssetsNet	$ 39,484,552	$ 39,484,552
Holdings Count | Holding	7	7
InvestmentCompanyPortfolioTurnover		74.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$39,484,552
Number of Portfolio Holdings	7
Portfolio Turnover Rate	74%

Holdings [Text Block]

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Total Investments
SPDR Portfolio High Yield Bond ETF	0.1%
Vanguard Total International Bond ETF	6.1%
SPDR Portfolio Long Term Treasury ETF	9.4%
SPDR Portfolio Short Term Treasury ETF	14.4%
SPDR Portfolio Intermediate Term Treasury ETF	22.1%
SPDR Portfolio Corporate Bond ETF	22.1%
SPDR Portfolio Mortgage Backed Bond ETF	24.6%

Material Fund Change Strategies [Text Block]		* Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.
C000236642
Shareholder Report [Line Items]
Fund Name		Day Hagan/Ned Davis Research Smart Sector International ETF
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about Day Hagan/Ned Davis Research Smart Sector International ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.dhfunds.com/literature. You can also request this information by contacting us at 1-800-594-7930.
Additional Information Phone Number		1-800-594-7930
Additional Information Website		https://www.dhfunds.com/literature
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference+
Day Hagan/Ned Davis Research Smart Sector International ETF (SSXU)	$35	0.68%

+   Annualized for periods less than one year

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.68%
AssetsNet	$ 35,967,503	$ 35,967,503
Holdings Count | Holding	13	13
InvestmentCompanyPortfolioTurnover		170.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$35,967,503
Number of Portfolio Holdings	13
Portfolio Turnover Rate	170%

Holdings [Text Block]

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Total Investments
Franklin FTSE India ETF	6.3%
iShares MSCI New Zealand ETF	6.4%
iShares MSCI Italy ETF	6.6%
iShares MSCI Taiwan ETF	6.8%
iShares MSCI Australia ETF	7.0%
iShares MSCI France ETF	7.1%
Franklin FTSE Japan ETF	8.7%
iShares MSCI United Kingdom ETF	8.9%
iShares MSCI China ETF	10.1%
iShares MSCI Canada ETF	16.1%

Material Fund Change Strategies [Text Block]		* Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.
C000252108
Shareholder Report [Line Items]
Fund Name	Eventide High Dividend ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Eventide High Dividend ETF (the "Fund") for the period of September 30, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eventideETFs.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	www.eventideETFs.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference+	Costs paid as a percentage of a $10,000 investmentFootnote Reference++
Eventide High Dividend ETF (ELCV)	$4	0.43%

+ The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

++ Annualized for periods less than one year

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.43%
AssetsNet	$ 10,706,919	$ 10,706,919
Holdings Count | Holding	43	43
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,706,919
Number of Portfolio Holdings	43
Portfolio Turnover Rate	2%

Holdings [Text Block]

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Total Investments
Trane Technologies plc	3.0%
Diamondback Energy, Inc.	3.1%
Iron Mountain, Inc.	3.2%
ONEOK, Inc.	3.3%
Huntington Bancshares, Inc.	3.5%
Public Service Enterprise Group, Inc.	4.1%
Southern Co. (The)	4.6%
Pembina Pipeline Corp.	5.1%
Enbridge, Inc.	5.9%
The Williams Cos., Inc.	6.8%

Material Fund Change [Text Block]	* Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.
C000223943
Shareholder Report [Line Items]
Fund Name		Strategy Shares Gold-Hedged Bond ETF
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about Strategy Shares Gold-Hedged Bond ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://strategysharesetfs.com/goly/. You can also request this information by contacting us at 1-855-477-3837.
Additional Information Phone Number		1-855-477-3837
Additional Information Website		https://strategysharesetfs.com/goly/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference+
Strategy Shares Gold-Hedged Bond ETF (GOLY)	$44	0.79%

+   Annualized for periods less than one year

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.79%
AssetsNet	$ 10,950,083	$ 10,950,083
Holdings Count | Holding	36	36
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,950,083
Number of Portfolio Holdings	36
Portfolio Turnover Rate	13%

Holdings [Text Block]

Top 10 Holdings* **

(% of Net Assets)

Security	Percent of Total Investments
MetLife, Inc.	2.9%
Goldman Sachs Group, Inc. (The)	3.0%
Boeing Co. (The)	3.1%
JPMorgan Chase & Co.	3.3%
Equinix, Inc.	3.4%
Walt Disney Co. (The)	3.5%
Citigroup, Inc.	3.5%
Wells Fargo & Co.	3.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	3.6%
Verizon Communications, Inc.	3.6%

Material Fund Change [Text Block]

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

**  Percentages exclude derivative securities.

C000195439
Shareholder Report [Line Items]
Fund Name		Strategy Shares Nasdaq 7HANDL™ Index ETF
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about Strategy Shares Nasdaq 7HANDL Index ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://strategysharesetfs.com/hndl/. You can also request this information by contacting us at 1-855-477-3837.
Additional Information Phone Number		1-855-477-3837
Additional Information Website		https://strategysharesetfs.com/hndl/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference+
Strategy Shares Nasdaq 7HANDL Index ETF (HNDL)	$42	0.80%

+   Annualized for periods less than one year

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.80%
AssetsNet	$ 779,425,525	$ 779,425,525
Holdings Count | Holding	22	22
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$779,425,525
Number of Portfolio Holdings	22
Portfolio Turnover Rate	11%

Holdings [Text Block]

Top 10 Holdings* **

(% of Net Assets)

Security	Percent of Total Investments
Utilities Select Sector SPDR Fund ETF	4.4%
JPMorgan Equity Premium Income ETF	5.0%
Schwab U.S. REIT ETF	5.5%
Vanguard Dividend Appreciation ETF	6.2%
WisdomTree U.S. Efficient Core Fund ETF	6.8%
Invesco NASDAQ 100 ETF	7.3%
Alerian MLP ETF	7.5%
SPDR Portfolio Aggregate Bond ETF	11.2%
iShares Core U.S. Aggregate Bond ETF	11.2%
Vanguard Total Bond Market ETF	11.2%

Material Fund Change [Text Block]

*  Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.

**  Percentages exclude derivative securities.

C000215207
Shareholder Report [Line Items]
Fund Name		Strategy Shares Newfound/ReSolve Robust Momentum ETF
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual shareholder report contains important information about Strategy Shares Newfound/ReSolve Robust Momentum ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://strategysharesetfs.com/romo/. You can also request this information by contacting us at 1-855-477-3837.
Additional Information Phone Number		1-855-477-3837
Additional Information Website		https://strategysharesetfs.com/romo/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference+
Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO)	$40	0.75%

+   Annualized for periods less than one year

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.75%
AssetsNet	$ 40,326,000	$ 40,326,000
Holdings Count | Holding	5	5
InvestmentCompanyPortfolioTurnover		65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$40,326,000
Number of Portfolio Holdings	5
Portfolio Turnover Rate	65%

Holdings [Text Block]

Top 10 Holdings*

(% of Net Assets)

Security	Percent of Total Investments
iShares 7-10 Year Treasury Bond ETF	0.1%
iShares 1-3 Year Treasury Bond ETF	0.1%
iShares Core MSCI EAFE ETF	1.4%
iShares Core MSCI Emerging Markets ETF	12.5%
iShares Core S&P 500 ETF	85.7%

Material Fund Change [Text Block]		* Percentages are of the net assets of the Fund and may not equal 100%. Please utilize the link below to refer to the Fund's Schedule of Portfolio Investments for a complete list of securities.